RELATED PARTY TRANSACTIONS - Collaboration Arrangements (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2025	Aug. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Amount receivable	$ 1,152		$ 3,360		$ 1,152	$ 589
Related party
RELATED PARTY TRANSACTIONS
Amount receivable	1,000		0		1,000	581
Member of the Company's Board of Directors | Mercedes-Benz
RELATED PARTY TRANSACTIONS
Reimbursements received			0	$ 24	110	2,613
Amount receivable	0		0		0	4
Member of the Company's Board of Directors | Stellantis
RELATED PARTY TRANSACTIONS
Reimbursements received			0	$ 0	1,185	776
Amount receivable	1,000		0		1,000	$ 577
Production and testing expense	2,000	$ 2,000
Prepaid production and testing expense	2,000				2,000
Prepaid production and testing expense recognized			160		890
Member of the Company's Board of Directors | Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssetsNoncurrent | Stellantis
RELATED PARTY TRANSACTIONS
Prepaid production and testing expense	160		40		160
Member of the Company's Board of Directors | Location, Statement of Financial Position, Balance [Axis]: us-gaap:PrepaidExpenseAndOtherAssetsCurrent | Stellantis
RELATED PARTY TRANSACTIONS
Prepaid production and testing expense	$ 950		$ 910		$ 950